Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15.	RELATED PARTY TRANSACTIONS AND BALANCES

As of June 30, 2019 and 2018, the Company had no balances due from or due to related parties.

During the years ended June 30, 2019, 2018 and 2017, the Company did not incur significant related party transactions.